UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 1999
                                              ----------------------------------

Check here if Amendment [  ]; Amendment Number:
                                               -----------------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
          -----------------------------------------------------
Address:              707 East Main Street
          -----------------------------------------------------
                      Richmond, Virginia  23219
          -----------------------------------------------------

Form 13F File Number:       28-     7718
                               --------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Bradley A. Brown
          -----------------------------------------------------
Title:                Vice President
          -----------------------------------------------------
Phone:                (804) 344-3532
          -----------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown         Richmond, Virginia              8/9/99
--------------------------------------------------------------------------------
[Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                  0
                                                      --------------------------

Form 13F Information Table Entry Total:                            39
                                                      --------------------------

Form 13F Information Table Value Total (thousands):           $27,931.90
                                                      --------------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                           FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
                                              Item 2      Item 3           Item 4          Item 5        Item 6   Item 7    Item 8
           Item 1                             ------      ------           ------          ------        ------   ------    ------
           ------                            Title of     CUSIP            Market      Amount and Type Investment  Other    Voting
       Name of Issuer                         Class       Number           Value         of Security   Discretion Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
Aflac. Inc.                                     cs       001055102      478,700.000     10,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems                       cs       M0392N101   16,351,312.000  2,043,914.000  SH   sole      n/a      10,000
------------------------------------------------------------------------------------------------------------------------------------
Approved Mortgage Corp.                         cs       038327102      469,046.700    197,910.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.                    cs       073902108      718,220.250     15,363.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
CitiGroup Corp.                                 cs       172967101      869,250.000     18,300.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Biotechnologies, Inc.              cs       202739108    1,368,468.630    216,873.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Dynex Capital, Inc.                             cs       26817Q100    2,618,054.000  1,270,900.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
EEX Corp.                                       cs       26842V207      277,600.000     40,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
EntreMed, Inc.                                  cs       29382F103   10,897,948.160    487,168.000  SH   sole      n/a      10,000
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                               cs       337358105      336,908.000      7,150.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Future Shop Corp                                cs       360913107      114,464.000     14,600.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
GTE Corp.                                       cs       362320103      264,250.000      3,500.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                            cs       369604103    1,090,450.000      9,650.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust, Inc.                  cs; REIT 427825104    1,424,209.160    253,418.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd.                            cs; ADR  438128308      867,500.000     10,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Humphrey Hospitality Trust                      cs; REIT 445467103    2,092,716.240    261,589.530  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Independent Property Operators of America, LLC  LLC Units   N/A      11,238,776.500        404.600  SH   sole      n/a        14
------------------------------------------------------------------------------------------------------------------------------------
Koger Equity, Inc.                              cs       500228101      258,160.000     14,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
LCC International, Inc.                         cs       501810105      148,500.000     33,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                       cs       549463107      287,024.640      4,256.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric                             cs; ADR  576879209      396,620.000      2,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Midwest Express Holdings                        cs       597911106      400,520.000     11,780.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Pimpco Advisors Holding LP                      cs       69338P102      320,943.000     10,788.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Corp.                                   cs; ADR  723646105       98,450.000      5,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp. - ADR New                            cs; ADR  835699307    1,103,700.000     10,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Telebras - ADR                                  cs; ADR  879287100       27,000.000    450,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Telecominicaoes Brasileiras SA Telebras HLD     cs; ADR  879287308    1,800,000.000     20,000.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Virginia Gas Company                            cs       927814103    3,496,253.460    800,058.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                              cs; ADR  9285T107       295,500.000      1,500.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co.                              cs       934488107      608,256.000      8,800.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp.                          cs       981419104   10,513,203.000  2,090,100.000  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Franklin Virginia Tax Free Income Fund          mf; cl A 354723769      216,294.528     18,824.589  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
MFS Virginia Municipal Bond Fund                mf; cl A 552987505      142,530.983     12,658.169  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund               mf; cl B 68380K201       49,272.549     11,097.421  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Diamonds Trust Series I                         mf       252787106 (16,406,250.000)  (150,000.000)  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipt                      mf       78462F103 (27,400,000.000)  (200,000.000)  SH   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              Item 2      Item 3           Item 4          Item 5        Item 6   Item 7    Item 8
           Item 1                             ------      ------           ------          ------        ------   ------    ------
           ------                            Title of     CUSIP            Market      Amount and Type Investment  Other    Voting
       Name of Issuer                         Class       Number           Value         of Security   Discretion Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
AutoInfo, Inc. Sub. Prom. Note 10%12/31/07      cb          N/A                  -   4,884,900.000 PRN   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
AutoInfo, Inc. Jr. Sub. Prom. Note 10%12/31/07  cb          N/A                  -   1,710,000.000 PRN   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------
Strips-TINT due 11/15/11                        gb       912833JX9      98,048.520     204,000.000 PRN   sole      n/a       none
------------------------------------------------------------------------------------------------------------------------------------

cs = common stock                                                   27,931,900.320  14,813,502.309
REIT = real estate investment trust
ADR = American Depository Receipt
mf = mutual fund                                             (  ) = Short Position
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
